Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Components of Revenues

Net revenues, operating cost and expenses, operating income, and net income by segment for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31, 2016
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	3,707,358	—	—	3,707,358
Cost and expenses:
Cost of revenues	(1,619,327)	—	—	(1,619,327)
Research and development	(208,647)	—	—	(208,647)
Sales and marketing	(647,238)	—	—	(647,238)
General and administrative	(259,712)	—	—	(259,712)

Total cost and expenses	(2,734,924)	—	—	(2,734,924)

Other operating income	2,659	—	—	2,659

Income from operations	975,093	—	—	975,093
Interest income	54,603	—	—	54,603
Impairment loss on long-term investments	(39,283)	—	—	(39,283)
Income tax expense	(34,638)	—	—	(34,638)
Share of income on equity method investments	23,194	—	—	23,194

Net income	978,969	—	—	978,969

	For the year ended December 31, 2017
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	8,884,823	—	1,567	8,886,390
Cost and expenses:
Cost of revenues	(4,373,377)	—	—	(4,373,377)
Research and development	(346,144)	—	—	(346,144)
Sales and marketing	(1,457,658)	—	(9,718)	(1,467,376)
General and administrative	(417,866)	—	(4,139)	(422,005)

Total cost and expenses	(6,595,045)	—	(13,857)	(6,608,902)

Other operating income	156,764	—	—	156,764

Income (loss) from operations	2,446,542	—	(12,290)	2,434,252
Interest income	145,568	—	—	145,568
Impairment loss on long-term investments	(30,085)	—	—	(30,085)
Income tax expense	(445,001)	—	—	(445,001)
Share of income on equity method investments	39,729	—	—	39,729

Net income (loss)	2,156,753	—	(12,290)	2,144,463

	For the year ended December 31, 2018
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,812,421	417,998	178,002	13,408,421
Cost and expenses:
Cost of revenues	(6,572,954)	(174,858)	(435,085)	(7,182,897)
Research and development	(614,064)	(146,580)	—	(760,644)
Sales and marketing	(1,269,493)	(520,161)	(22,608)	(1,812,262)
General and administrative	(472,057)	(121,887)	(46,079)	(640,023)

Total cost and expenses	(8,928,568)	(963,486)	(503,772)	(10,395,826)

Other operating income	252,458	173	1,066	253,697

Income (loss) from operations	4,136,311	(545,315)	(324,704)	3,266,292
Interest income	268,583	4,285	78	272,946
Interest expense	(56,503)	—	—	(56,503)
Impairment loss on long-term investments	(43,200)	—	—	(43,200)
Income tax expense	(716,729)	21,824	(4,743)	(699,648)
Share of income on equity method investments	48,660	—	—	48,660

Net income (loss)	3,637,122	(519,206)	(329,369)	2,788,547